Benefit Plans (Changes in Projected Benefit Obligation) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Service cost	$ 186	$ 176	$ 138
Interest cost	181	157	140
Qualified Plans
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected benefit obligation, beginning of year	3,473	3,227
Service cost	174	164
Interest cost	163	141
Actuarial (gain) loss	152	(164)
Benefits paid	(94)	(80)
Acquisitions	71	185
Projected benefit obligation, end of year	3,939	3,473	3,227
Accumulated benefit obligation, end of year	3,403	2,997
Nonqualified Plans
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected benefit obligation, beginning of year	392	367
Service cost	12	12
Interest cost	18	16
Actuarial (gain) loss	15	(3)
Benefits paid	(11)	(15)
Acquisitions	0	15
Projected benefit obligation, end of year	426	392	$ 367
Accumulated benefit obligation, end of year	$ 363	$ 309